UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
COMMUNICATION SERVICES — 8.5%
Comcast, Cl A	269,562	$11,642,383
Walt Disney	57,504	7,953,378
		19,595,761

CONSUMER DISCRETIONARY — 10.8%
Dollar General	15,200	2,331,832
Lowe's	67,900	7,892,696
Starbucks	50,500	4,283,915
TJX	177,400	10,473,696
		24,982,139

CONSUMER STAPLES — 7.0%
Coca-Cola	84,500	4,934,800
PepsiCo	78,600	11,162,772
		16,097,572

ENERGY — 1.5%
Chevron	1,400	149,996
Exxon Mobil	53,402	3,317,332
		3,467,328

FINANCIAL SERVICES — 13.5%
BlackRock, Cl A	17,790	9,381,556
JPMorgan Chase	88,205	11,674,814
S&P Global	10,000	2,937,300
Truist Financial	125,000	6,446,250
US Bancorp	15,000	798,300
		31,238,220

HEALTH CARE — 18.9%
Baxter International	60,500	5,397,810
Becton Dickinson	22,200	6,108,996
CVS Health	147,500	10,003,450
Johnson & Johnson	48,640	7,241,037
Medtronic	37,500	4,329,000
UnitedHealth Group	39,135	10,662,331
		43,742,624

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THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIAL — 9.7%
Emerson Electric	55,040	$3,942,515
FedEx	38,100	5,510,784
Honeywell International	27,785	4,812,918
United Technologies	54,155	8,134,081
		22,400,298

INFORMATION SERVICES — 23.9%
Accenture, Cl A	59,655	12,241,803
Apple	45,080	13,952,711
Mastercard, Cl A	46,115	14,569,573
Microsoft	50,000	8,511,500
Oracle	113,290	5,942,060
		55,217,647

MATERIALS — 4.4%
Air Products & Chemicals	18,570	4,432,845
DuPont de Nemours	111,940	5,729,089
		10,161,934

TOTAL COMMON STOCK
(Cost $121,205,893)		226,903,523

CASH EQUIVALENT (A) — 1.7%

SEI Daily Income Trust, Government Fund, Cl F, 1.432%
(Cost $4,032,337)	4,032,337	4,032,337
TOTAL INVESTMENTS — 99.9%
(Cost $125,238,230)		$230,935,860

Percentages are based on Net Assets of $231,163,058.
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

HIM-QH-001-3300

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Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020